LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF LEASEHOLD IMPROVEMENTS AND EQUIPMENT

	June 30, 2022	December 31,2021
Furniture and education equipment	$35,254	$22,731
Computer equipment and software	55,289	72,718
Leasehold improvements	75,424	79,511
	$165,967	$174,960
Less: accumulated depreciation	(148,147)	(144,563)
	$17,820	$30,397